Consolidated Condensed Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash	$ 963,135	$ 1,697,777
Prepaid expense	63,750	2,160
Prepaid insurance – current portion	212,508	249,840
Total current assets	1,239,393	1,949,777
Deferred offering costs				332,894
Long-term prepaid insurance		25,128
Marketable securities held in Trust Account	194,438,559	192,449,291
TOTAL ASSETS	195,677,952	194,424,196		332,894
Current liabilities
Accrued offering costs				311,368
Accounts payable and accrued expenses	1,783,561	119,706		15,000
Total current liabilities	1,870,744	187,515		396,463
Deferred underwriting fee	5,520,000	5,520,000
TOTAL LIABILITIES	7,390,744	5,707,515		396,463
Commitments (Note 6)
SHAREHOLDERS’ DEFICIT
Preference shares, value
Additional paid-in capital				24,540
Accumulated deficit	(6,151,862)	(3,733,121)		(88,569)
TOTAL SHAREHOLDERS’ DEFICIT	(6,151,351)	(3,732,610)	[1]	(63,569)	[1]
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	195,677,952	194,424,196		332,894
Class A Ordinary Shares
Current liabilities
Class A ordinary shares subject to possible redemption, 18,400,000 shares at redemption value of $10.57 and $10.46 per share as of March 31, 2025 and December 31, 2024, respectively	194,438,559	192,449,291
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	51	51
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	460	460	[2]	460	[2]
Related Party
Current liabilities
Due to related party	$ 87,183	67,809
Promissory note – related party				$ 70,095

[1]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.
[2]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.